Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2023	Dec. 31, 2022
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,788,140	$ 1,751,950
Unbilled services (unbilled revenue)	985,034	957,655
Accounts receivable and unbilled revenue, gross	2,773,174	2,709,605
Allowance for credit losses	(29,029)	(20,562)
Accounts receivable and unbilled revenue, net	$ 2,744,145	$ 2,689,043